As filed with the Securities and Exchange Commission on December 3, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1200 John Q. Hammons Drive
Second Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2008

Item 1. Reports to Stockholders.

Plumb Funds is a trademark of
Wisconsin Capital Funds, Inc.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2008

www.plumbfunds.com

PLUMB FUNDS

Dear Fellow Shareholders:

The performance of the Plumb Equity Fund for the six months ended September 30, 2008 was -4.37% versus -10.87% for the S&P 500. For the same period, the Plumb Balanced Fund returned -7.19%, outperforming its benchmark, the 65/35 blend of the S&P 500 and Lehman Government/Corporate Bond index, which returned –8.01%.

Despite outperforming our benchmarks, we are notably disappointed with our reported returns. Our performance was primarily driven by our failure to accurately predict the impact of external events on the market. Our biggest miscalculation was in the Balanced Fund, where we continued to hold Fannie
Mae and Freddie Mac preferred shares, despite knowing that the companies were likely to go under government control. Our beliefs about Fannie Mae and Freddie Mac led us to correctly sell the common stock, but not the preferred shares.

Our reason for keeping the Fannie and Freddie preferred shares was based on the way the government resolved the Bear Stearns situation and statements by our national leaders, most notably Treasury Secretary Henry Paulson. In the Bear Stearns situation, the government not only bailed out all the debt holders, and the preferred shareholders, it also bailed out the stockholders. Fannie Mae and Freddie Mac preferred stock is widely held among financial institutions, including insurance companies and regional and community banks. We viewed the preferred shares as a cheap way for the government to maintain some capital in the financial system. We believed that wiping out the preferred shareholders would further amplify an already severe capitalization problem among our nation’s financial institutions. Regrettably, the government did not see it this way, and we were proven wrong. It is remarkable to us that the government decided to bail out all the stakeholders of Bear Stearns but not the preferred shareholders of Fannie Mae and Freddie Mac. Although we think the government got this call wrong, and with its decision further exacerbated the capitalization problems in the financial system, this is of little consolation to our investors.

Among our equity holdings in both Funds, the drivers by position weighting that positively impacted returns were Corinthian Colleges, Electronic Data Systems after being bought by Hewlett Packard, Alliance Data Systems, and Covidien. Stock prices from energy and industrial companies performed poorly despite their franchises due to major economic headwinds. Performance detractors included Manitowoc, TomoTherapy, Office Depot, and General Electric. We have since sold some of our positions in these companies, while increasing our investment in the ones we consider to be even more promising and offered at an even better price.

PLUMB FUNDS

As the markets have continued to sell off, we have become increasingly bullish on equities. This may sound counterintuitive, and we note that many investors are putting money into cash and cash equivalents. These are the same investors that were happy to buy equities at 40 times earnings only a short time ago. Equities are trading at valuations we haven’t seen since the early 1980s. We recognize that there are real problems in the economy; business defaults and unemployment will likely continue to rise, even possibly beyond most people’s current expectations. Many more financial institutions may need to be shut down. Yet, we believe we are finding fantastic bargains among some of America’s strongest businesses. We have no idea whether the market will be higher in the next three months, or even the next year; but we believe we are buying solid companies at greatly reduced prices that should report record earnings over the longer term. We believe the only time the investor ever gets a chance to buy great companies at great prices is when the news is bad.

Admittedly the ride will be bumpy, and we cannot tell you when the market will return to a normal environment. What we can tell you is that eventually we believe it will, and we believe the companies we are buying should have the staying power to not only survive, but prosper.

Sincerely,
Thomas G. Plumb
Portfolio Manager

Past performance is not a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for complete holdings information.

Current and future portfolio holdings are subject to risk.

The Lehman Government/Corporate Bond Index is a benchmark index made up of the Lehman Brothers Government and Corporate Bond indexes, including U.S. government Treasury and Agency securities as well as corporate and Yankee bonds. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility. Under adverse market conditions the funds could invest a substantial portion of their assets in US Treasury Securities and money market securities, which could reduce the benefit from any upswing in the market.

PLUMB FUNDS

The Plumb Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions and lower the fund’s after tax performance. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

(11/08)

PLUMB FUNDS
Expense Example
September 30, 2008 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 – September 30, 2008).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS
Expense Example
September 30, 2008 (Unaudited) (Continued)

Plumb Balanced Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2008 to
	April 1, 2008	September 30, 2008	September 30, 2008
Actual	$1,000.00	$ 928.10	$5.30
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.50	$5.55

* Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period).

Plumb Equity Fund
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2008 to
	April 1, 2008	September 30, 2008	September 30, 2008
Actual	$1,000.00	$ 956.30	$5.87
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,019.00	$6.06

* Expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the period).

PLUMB FUNDS
Plumb Balanced Fund
Investments by Sector as of September 30, 2008
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Equity Fund
Investments by Sector as of September 30, 2008
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS – 64.58%
Aerospace & Defense – 1.26%
Boeing Co.	10,500	$602,175

Air Freight & Logistics – 0.99%
United Parcel Service, Inc.	7,500	471,675

Beverages – 2.32%
The Coca-Cola Co.	12,000	634,560
Dr. Pepper Snapple Group, Inc. (a)	18,000	476,640
		1,111,200
Chemicals – 1.58%
EI Du Pont de Nemours & Co.	18,800	757,640

Commercial Banks – 0.86%
Marshall & Ilsley Corp.	20,500	413,075

Communications Equipment – 3.37%
Cisco Systems, Inc. (a)	60,000	1,353,600
Corning, Inc.	16,500	258,060
		1,611,660
Consumer Finance – 1.26%
American Express Co.	17,000	602,310

Diversified Consumer Services – 1.81%
Apollo Group, Inc. (a)	7,000	415,100
Corinthian Colleges, Inc. (a)	30,000	450,000
		865,100
Diversified Financial Services – 5.18%
Bank of America Corp.	20,000	700,000
CME Group, Inc.	1,100	408,661
J.P. Morgan Chase & Co.	14,800	691,160
Moody's Corp.	20,000	680,000
		2,479,821
Electronic Equipment & Instruments – 1.12%
Anixter International, Inc. (a)	9,000	535,590

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services – 0.73%
Schlumberger Ltd.	4,500	$351,405

Food & Staple s Retailing – 4.12%
CVS/Caremark Corp.	17,000	572,220
Walgreen Co.	22,000	681,120
Wal-Mart Stores, Inc.	12,000	718,680
		1,972,020
Food Products – 3.66%
Cadbury Plc – ADR	17,400	712,356
Hain Celestial Group, Inc. (a)	9,000	247,770
Nestle SA – ADR	18,450	793,123
		1,753,249
Health Care Equipment & Supplies – 2.30%
Medtronic, Inc.	22,000	1,102,200

Health Care Providers & Services – 1.33%
United Health Group, Inc.	25,000	634,750

Hotels Restaurants & Leisure – 0.47%
Wendy's International, Inc.	10,000	223,550

Industrial Conglomerates – 3.10%
General Electric Co.	32,200	821,100
Tyco International Ltd.	19,000	665,380
		1,486,480
Insurance – 1.64%
Berkshire Hathaway, Inc. Class – A(a)	6	783,600

IT Services – 6.92%
Alliance Data Systems Corp. (a)	11,000	697,180
Fiserv, Inc. (a)	16,300	771,316
Metavante Technologies, Inc. (a)	18,000	346,680
Paychex, Inc.	27,500	908,325
The Western Union Co.	24,000	592,080
		3,315,581

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Machinery – 1.01%
Ingersoll -Rand Co. Ltd.	10,000	$311,700
The Manitowoc Co.	11,000	171,050
		482,750
Media – 2.60%
The McGraw-Hill Companies, Inc.	10,000	316,100
Omnicom Group .	12,100	466,576
The Walt Disney Co.	15,000	460,350
		1,243,026
Multiline Retail – 0.67%
Kohl's Corp. (a)	7,000	322,560

Oil & Gas – 0.79%
Petro-Canada	11,400	380,190

Oil, Gas & Consumable Fuels – 4.68%
Chevron Corp.	14,000	1,154,720
Exxon Mobil Corp.	14,000	1,087,240
		2,241,960
Pharmaceuticals – 2.97%
Johnson & Johnson	16,000	1,108,480
Merck & Co., Inc.	10,000	315,600
		1,424,080
Road & Rail – 1.27%
Burlington Northern Santa Fe Corp.	6,600	610,038

Semiconductor & Semiconductor Equipment – 0.7 4%
Microchip Technology, Inc.	12,000	353,160

Software – 4.64%
Microsoft Corp.	63,000	1,681,470
Oracle Corp. (a)	26,500	538,215
		2,219,685

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail – 1.19%
Cabela’s, Inc. (a)	35,000	$422,800
Cost Plus, Inc. (a)	75,000	146,250
		569,050
TOTAL COMMON STOCKS
(Cost $34,336,320)		30,919,580

PREFERRED STOCKS – 1.80%
Commercial Banks – 0.58%
Fifth Third Capital (a)	30,000	274,800

Diversified Financial Services – 1.03%
Citigroup, Inc.	30,000	495,000

Thrifts & Mortgage Finance – 0.19%
Federal National Mortgage Association	20,000	43,600
Federal Home Loan Mortgage Corp.	30,000	48,900
		92,500
TOTAL PREFERRED STOCKS
(Cost $2,351,635)		862,300

	Principal
	Amount
CORPORATE BONDS – 28.27%
Capital Markets – 2.04%
The Bear Stearns Companies, Inc.
4.550%, 06/23/2010	$1,000,000	977,933

Chemicals – 2.14%
EI Du Pont De Nemours & Co.
6.875%, 10/15/2009	1,000,000	1,026,029

Computer and Electronic Product Manufacturing – 2.05%
Lexmark International, Inc.
5.900%, 06/01/2013	1,000,000	981,775

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Construction Materials – 2.09%
Martin Marietta Materials, Inc.
5.875%, 12/01/2008	$1,000,000	$998,589

Consumer Finance – 0.76%
American Express Co.
4.750%, 06/17/2009	373,000	363,066

Electric , Gas, And Sanitary Services – 2.13%
Integrys Energy Group, Inc.
7.000%, 11/01/2009	1,000,000	1,020,060

Food & Staples Retailing – 2.15%
Wal-Mart Stores, Inc.
6.875%, 08/10/2009	1,000,000	1,027,278

Insurance – 2.10%
Marsh & McLennan Companies, Inc.
7.125%, 06/15/2009	1,000,000	1,003,936

Miscellaneous Manufacturing – 1.05%
Mattel Inc.
7.480%, 04/22/2009	500,000	504,566

Non-depository Credit Institutions – 3.45%
American General Finance Corp.
5.850%, 06/01/2013	1,000,000	415,654
5.800%, 09/15/2013	500,000	269,539
General Electric Capital Corp.
5.200%, 02/01/2011	1,000,000	969,001
		1,654,194
Publishing Industries – 2.14%
Oracle Corp.
5.000%, 01/15/2011	1,000,000	1,024,319

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Principal
	Amount	Value
CORPORATE BONDS (Continued)
Specialty Retail – 4.08%
Home Depot, Inc.
4.625%, 08/15/2010	$1,000,000	$979,561
5.200%, 03/01/2011	1,000,000	974,678
		1,954,239
Transportation Equipment Manufacturing – 2.09%
Textron Financial Corp.
5.125%, 02/03/2011	1,000,000	1,001,984
TOTAL CORPORATE BONDS
(Cost $14,358,340)		13,537,968

U.S. GOVERNMENT AGENCY ISSUES – 2.98%
Federal Home Loan Bank
5.000%, 07/12/2010	400,000	411,734
2.850%, 03/17/2009	19,048	19,009
		430,743
Federal National Mortgage Association
5.500%, 04/25/2022	1,000,000	997,257
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $1,406,038)		1,428,000

SHORT-TERM INVESTMENTS – 0.95%
Variable Rate Demand Note – 0.95%
AIM Liquid Assets, 2.477%(b)	455,064	455,064
TOTAL SHORT-TERM INVESTMENTS
(Cost $455,064)		455,064
Total Investments
(Cost $52,907,397) – 98.58%		47,202,912
Other Assets in Excess of Liabilities – 1.42%		678,222
TOTAL NET ASSETS – 100.0 0%
		$47,881,134
Percentages are stated as a percent of net assets. ADR – American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of September 30, 2008.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –		Level 3 –
		Quoted Prices in	Level 2 –	Significant
		active markets for	Significant other	unobservable
Description	Total	identical assets	observable inputs	inputs
Assets:
Investments	$47,202,912	$32,236,944	$14,965,968	$—
Total	$47,202,912	$32,236,944	$14,965,968	$—

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2008 (Unaudited)
	Shares	Value
COMMON STOCKS – 94.39%
Aerospace & Defense – 1.93%
Boeing Co.	5,500	$315,425

Air Freight & Logistics – 1.16%
United Parcel Service, Inc.	3,000	188,670

Beverages – 3.40%
The Coca-Cola Co.	6,000	317,280
Dr. Pepper Snapple Group, Inc. (a)	9,000	238,320
		555,600
Chemicals – 2.47%
EI Du Pont de Nemours & Co.	10,000	403,000

Commercial Banks – 1.23%
Marshall & Ilsley Corp.	10,000	201,500

Communications Equipment – 4.52%
Cisco Systems, Inc. (a)	27,000	609,120
Corning, Inc.	8,200	128,248
		737,368
Consumer Finance – 1.85%
American Express Co.	8,500	301,155

Diversified Consumer Services – 3.19%
Apollo Group, Inc. (a)	5,000	296,500
Corinthian Colleges, Inc. (a)	15,000	225,000
		521,500
Diversified Financial Services – 7.61%
Bank of America Corp.	10,500	367,500
CME Group, Inc.	600	222,906
J.P. Morgan Chase & Co.	7,400	345,580
Moody's Corp.	9,000	306,000
		1,241,986
Electronic Equipment & Instruments – 1.82%
Anixter International, Inc. (a)	5,000	297,550

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services – 1.91%
Schlumberger Ltd.	4,000	$312,360

Food & Staple s Retailing –6.69%
CVS/Caremark Corp.	9,000	302,940
Walgreen Co.	11,000	340,560
Wal-Mart Stores, Inc.	7,500	449,175
		1,092,675
Food Products – 5.29%
Cadbury Plc – ADR	8,500	347,990
Hain Celestial Group, Inc. (a)	4,500	123,885
Nestle SA – ADR	9,100	391,188
		863,063
Health Care Equipment & Supplies – 3.38%
Medtronic, Inc.	11,000	551,100

Health Care Providers & Services – 1.94%
United Health Group, Inc.	12,500	317,375

Industrial Conglomerates – 4.02%
General Electric Co.	16,100	410,550
Tyco International Ltd.	7,000	245,140
		655,690
Insurance – 2.42%
Berkshire Hathaway, Inc. – Class A (a)	1	130,600
Berkshire Hathaway, Inc. – Class B (a)	60	263,700
		394,300
IT Services – 10.00%
Alliance Data Systems Corp. (a)	5,500	348,590
Fiserv, Inc. (a)	8,200	388,024
Metavante Technologies, Inc. ( a )	8,000	154,080
Paychex, Inc.	15,000	495,450
The Western Union Co.	10,000	246,700
		1,632,844

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Shares	Value
COMMON STOCKS (Continued)
Machinery – 1.62%
Ingersoll -Rand Co. Ltd.	5,000	$155,850
The Manitowoc Co.	7,000	108,850
		264,700
Media – 4.36%
The McGraw-Hill Companies, Inc.	5,500	173,855
Omnicom Group	6,000	231,360
The Walt Disney Co.	10,000	306,900
		712,115
Multiline Retail – 0.99%
Kohl's Corp. (a)	3,500	161,280

Oil, Gas & Consumable Fuels – 6.46%
Chevron Corp.	6,000	494,880
Exxon Mobil Corp.	7,200	559,152
		1,054,032
Pharmaceuticals – 4.21%
Johnson & Johnson	8,100	561,168
Merck & Co., Inc.	4,000	126,240
		687,408
Road & Rail – 1.87%
Burlington Northern Santa Fe Corp.	3,300	305,019

Semiconductor & Semiconductor Equipment – 1.0 8%
Microchip Technology, Inc.	6,000	176,580

Software – 6.92%
Microsoft Corp.	30,900	824,721
Oracle Corp. (a)	15,000	304,650
		1,129,371
Specialty Retail – 2.05%
Cabela's , Inc. (a)	18,000	217,440
Cost Plus, Inc. (a)	60,000	117,000
		334,440
TOTAL COMMON STOCKS
(Cost $16,861,226)		15,408,106

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Schedule of Investments – September 30, 2008 (Unaudited) (Continued)
	Shares	Value
SHORT-TERM INVESTMENTS – 4.18%
Money Market Funds – 0.38%
AIM STIT-STIC Prime Portfolio, 2.29%	62,543	$62,543

	Principal
	Amount
Variable Rate Demand Notes – 3.80%
AIM Liquid Assets, 2.48% (b)	$620,000	620,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $682,543)		682,543
Total Investments
(Cost $17,543,769) – 98.57%		16,090,649
Other Assets in Excess of Liabilities – 1.43%		232,722
TOTAL NET ASSETS – 100.0 0%		$16,323,371
Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a) Non-income producing security.
(b) Variable rate security. The rate listed is as of September 30, 2008.

FAS 157 – Summary of Fair Value Exposure at September 30, 2008

Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1 –		Level 3 –
		Quoted Prices in	Level 2 –	Significant
		active markets for	Significant other	Unobservable
Description	Total	identical assets	observable inputs	inputs
Assets:
Investments	$16,090,649	$16,090,649	$—	$—
Total	$16,090,649	$16,090,649	$—	$—

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Assets and Liabilities
September 30, 2008 (Unaudited)
	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Assets
Investments, at value*	$47,202,912	$16,090,649
Dividends, interest and other receivables	288,359	20,094
Receivable for investments sold	675,029	290,163
Receivable for fund shares sold	446	15,564
Receivable from Advisor	—	626
Prepaid assets	19,706	20,180
Total Assets	48,186,452	16,437,276

Liabilities
Payable for investments purchased	151,201	34,638
Payable for fund shares redeemed	31,616	—
Accrued distribution fee	20,713	5,455
Payable to Adviser	9,957	—
Administrative & accounting services fee payable	7,496	2,082
Accrued expenses and other liabilities	84,335	71,730
Total Liabilities	305,318	113,905
Net Assets	$47,881,134	$16,323,371

Net Assets Consist Of:
Paid in capital	$59,462,436	$20,870,911
Accumulated net investment income	754,804	64,315
Accumulated net realized loss	(6,631,636)	(3,158,735)
Net unrealized depreciation on investments	(5,704,470)	(1,453,120)
Net assets	$47,881,134	$16,323,371

Shares of beneficial interest outstanding
(unlimited shares of $0.01 par value authorized)	2,944,899	1,035,145
Net asset value and redemption price per share	$16.26	$15.77

Maximum offering price per share	$16.26	$15.77

* Cost of Investments	$52,907,397	$17,543,769

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Statements of Operations
For the Period Ended September 30, 2008 (Unaudited)
	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends	$367,271	$132,606
Interest	410,656	5,614
Total investment income	777,927	138,220

Expenses:
Investment Adviser's fee (a)	172,466	57,217
Distribution fees .	66,333	22,007
Administrative & accounting service fees (b)	41,138	13,204
Transfer agent fees and expenses	21,883	11,665
Administration fee	20,657	20,554
Professional fees	19,896	14,574
Fund accounting fees	14,521	14,407
Trustee fees and expenses	9,935	3,938
Printing and mailing expense	6,726	1,062
Other expenses	6,018	6,018
Registration fees	4,808	2,320
Insurance expense	4,671	1,384
Custody fees	1,029	341
Total expenses before waiver	390,081	168,691
Less: Fees waived (b)	(98,284)	(63,060)
Net expenses	291,797	105,631
Net Investment Income	486,130	32,589

Realized and Unrealized Loss:
Net realized loss on investments	(2,865,732)	(1,312,011)
Net change in unrealized
appreciation (depreciation) on investments	(1,226,885)	558,919
Net realized and unrealized
loss on investments	(4,092,617)	(753,092)

Net Decrease in Net Assets
Resulting from Operations	$(3,606,487)	$(720,503)

(a) See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Statements of Changes in Net Assets
	For the Period	For the Period
	April 1, 2008	May 24, 2007*
	through	through
	September 30,	March 31,
	2008	2008
	(Unaudited)
Operations:
Net investment income	$486,130	$882,206
Net realized loss on investments	(2,865,732)	(3,765,904)
Net change in unrealized
depreciation on investments	(1,226,885)	(4,477,586)
Net decrease in net assets
resulting from operations	(3,606,487)	(7,361,284)

Dividends and Distributions to Shareholders:
Net investment income	—	(657,363)
Total dividends and distributions	—	(657,363)

Fund Share Transactions:
Proceeds from shares sold	2,564,996	70,466,806
Shares issued to holders in
reinvestment of dividends	—	218,964
Cost of shares redeemed	(6,778,315)	(7,016,183)
Net increase in net assets from
capital share transactions	(4,213,319)	63,669,587
Total increase in net assets	(7,819,806)	55,650,940

Net Assets:
Beginning of period	55,700,940	50,000
End of period**	$47,881,134	$55,700,940

** Including undistributed net
investment income of	$754,804	$268,674

Change In Shares Outstanding:
Shares sold	145,634	3,541,392
Shares issued to holders in
reinvestment of dividends	—	11,691
Shares redeemed	(380,919)	(375,399)
Net increase	(235,285)	3,177,684

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Statements of Changes in Net Assets
	For the Period	For the Period
	April 1, 2008	May 24, 2007*
	through	through
	September 30,	March 31,
	2008	2008
	(Unaudited)
Operations:
Net investment income	$32,589	$93,803
Net realized loss on investments	(1,312,011)	(1,846,724)
Net change in unrealized appreciation
(depreciation) on investments	558,919	(2,012,039)
Net decrease in net assets
resulting from operations	(720,503)	(3,764,960)

Dividends and Distributions to Shareholders:
Net investment income	—	(102,110)
Total dividends and distributions	—	(102,110)

Fund Share Transactions:
Proceeds from shares sold	1,761,547	26,171,160
Shares issued to holders in
reinvestment of dividends	—	44,331
Cost of shares redeemed	(2,346,346)	(4,769,748)
Net increase (decrease) In net assets from
capital share transactions	(584,799)	21,445,743
Total increase (decrease) in net assets	(1,305,302)	17,578,673

Net Assets:
Beginning of period	17,628,673	50,000
End of period**	$16,323,371	$17,628,673

** Including undistributed net
investment income of	$64,315	$31,727

Change In Shares Outstanding:
Shares sold	105,998	1,326,871
Shares issued to holders in
reinvestment of dividends	—	2,417
Shares redeemed	(139,922)	(262,718)
Net increase (decrease)	(33,924)	1,066,570

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Balanced Fund
Financial Highlights
	For the Period		For the Period
	April 1, 2008		May 24, 2007*
	through		through
	September 30,		March 31,
	2008		2008
	( Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$17.52		$20.00
Operations:
Net investment income(1)	0.17		0.28
Net realized and unrealized loss	(1.43)		(2.55)
Total from investment operations	(1.26)		(2.27)

Dividends and distributions to shareholders:
Dividends from net investment income	—		(0.21)
Total dividends and distributions	—		(0.21)
Change in net asset value for the period	(1.26)		(2.48)
Net asset value, end of period	$16.26		$17.52

Total return	(7.19	)%(2)	(11.44	)%(2)

Ratios/Supplemental data
Net assets, end of period (000)	$47,881		$55,701

Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.47	%(3)	1.56	%(3)
After expense reimbursement and waivers	1.10	%(3)	1.10	%(3)

Ratio of net investment income
to average net assets:
Before expense reimbursement and waivers	1.47	%(3)	1.32	%(3)(4)
After expense reimbursement and waivers	1.84	%(3)	1.78	%(3)

Portfolio turnover rate	27	%(2)	51	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Due to a clerical error, this number appeared as 2.24% n i the Fund’s annual report for the period ended March 31, 2008 and should have been reported as 1.32%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Plumb Equity Fund
Financial Highlights
	For the Period		For the Period
	April 1, 2008		May 24, 2007*
	through		through
	September 30,		March 31,
	2008		2008
	(Unaudited)
Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$16.49		$20.00

Operations:
Net investment income(1)	0.03		0.08
Net realized and unrealized loss	(0.75)		(3.50)
Total from investment operations	(0.72)		(3.42)

Dividends and distributions to shareholders:
Dividends from net investment income	—		(0.09)
Total dividends and distributions	—		(0.09)
Change in net asset value for the period	(0.72)		(3.51)
Net asset value, end of period	$15.77		$16.49

Total return	(4.37	)%(2)	(17.14	)%(2)

Ratios/Supplemental data
Net assets, end of period (000)	$16,323		$17,629

Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.92	%(3)	2.10	%(3)
After expense reimbursement and waivers	1.20	%(3)	1.20	%(3)

Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement and waivers	(0.35	)%(3)	(0.34	)%(3)(4)
After expense reimbursement and waivers	0.37	%(3)	0.56	%(3)

Portfolio turnover rate	33	%(2)	67	%(2)

*	Commencement of operations.
(1)	Net investment income per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Not annualized.
(3)	Annualized.
(4)	Due to a clerical error, this number appeared as 1.46% i n the Fund’s annual report for the period ended March 31, 2008 and should have been reported as (0.34)%.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS
Notes to Financial Statements
For the Period From April 1, 2008 through September 30, 2008 (Unaudited)

1.    ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 200 million shares per series, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

Portfolio securities which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the mean of the latest bid and asked quotations from Nasdaq will be used. Debt securities for which market quotations are not readily available may be valued based on information supplied by independent pricing services, including services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the market value of the instrument. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors.

PLUMB FUNDS
Notes to Financial Statements
For the Period From April 1, 2008 through September 30, 2008 (Unaudited) (Continued)

Use of Estimates:

In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the exdividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal period ended March 31, 2008, $43,831 for the Plumb Balanced Fund and $40,034 for the Plumb Equity Fund, was reclassified from paid-in capital to undistributed net investment income.

New Accounting Pronouncements:

Effective September 28, 2007 the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

PLUMB FUNDS
Notes to Financial Statements
For the Period From April 1, 2008 through September 30, 2008 (Unaudited) (Continued)

As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

In September 2006, the FASB issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Management believes the adoption of SFAS 157 will have no material impact on the Funds.

In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. The provisions are effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

3.    DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the period ended September 30, 2008, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $66,333 and $22,007, respectively, pursuant to the 12b-1 Plan. As of September 30, 2008, $20,713 and $5,455 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.    INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC (the “Advisor”). The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

PLUMB FUNDS
Notes to Financial Statements
For the Period From April 1, 2008 through September 30, 2008 (Unaudited) (Continued)

Under the terms of the Advisory Agreement, the Advisor has, contractually agreed to limit the expenses until June 30, 2010, to the extent that the Funds total annual operating expenses exceed 1.10% and 1.20% for the Plumb Balanced Fund and the Plumb Equity Fund, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the period ended September 30, 2008, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $98,284 and $63,060, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

Plumb Balanced Fund		Plumb Equity Fund
2011	$231,096	2011	$153,281
2012	$ 98,284	2012	$ 63,060

The Funds also have an Administrative and Accounting Services Agreement with the Advisor which provides for the administrative and accounting fees computed daily and paid monthly at an annual rate of 0.15% of the Funds’ average daily net assets.

5.    INVESTMENT TRANSACTIONS

For the period ended September 30, 2008, purchases and sales of investment securities, other than short-term investments and short-term U.S. Government obligations were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases	$14,063,135	$5,451,572
Sales	$17,189,773	$6,713,139

The advisor advanced certain reimbursable offering expenses incurred prior to the Funds’ commencement of operations, all of which has been reimbursed to the Advisor during the period May 24, 2007 (commencement of operations) through March 31, 2008.

PLUMB FUNDS
Notes to Financial Statements
For the Period From April 1, 2008 through September 30, 2008 (Unaudited) (Continued)

6.    BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2008, Charles Schwab & Co., Inc., for the benefit of its customers, owned 31% of the Plumb Equity Fund. As of September 30, 2008, the Plumb Trust Company, for the benefit of its customers, owned 61% and 31% of the Plumb Balanced Fund and the Plumb Equity Fund, respectively. As a result, Charles Schwab & Co., Inc. may be deemed to control the Plumb Equity Fund and the Plumb Trust Company may be deemed to control both the Plumb Equity Fund and the Plumb Balanced Fund.

7.    FEDERAL TAX INFORMATION

As of March 31, 2008 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Tax cost of Investments	$59,907,793	$19,824,881

Unrealized Appreciation	$1,311,189	$479,774
Unrealized Depreciation	(5,842,039)	(2,616,351)
Net tax unrealized
depreciation on investments	$(4,530,850)	$(2,136,577)

Undistributed ordinary income	$268,674	$31,727
Undistributed long-term capital gains	—	—
Distributable earnings	$268,674	$31,727

Other accumulated losses	(3,712,640)	(1,722,186)
Total accumulated losses	$(7,974,816)	$(3,827,036)

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2008 the funds had tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover	Expires
Plumb Balanced Fund	506,660	03/31/16
Plumb Equity Fund	211,702	03/31/16

PLUMB FUNDS
Notes to Financial Statements
For the Period From April 1, 2008 through September 30, 2008 (Unaudited) (Continued)

As of March 31, 2008, the funds deferred, on a tax basis, post-October losses of:

Plumb Balanced Fund	3,205,9 80
Plumb Equity Fund	1,510,4 84

8.    DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended March 31, 2008 was as follows:

Plumb Balanced Fund	Plumb Equity Fund
Period Ended	Period Ended
March 31, 2008	March 31, 2008
Distributions paid from:
Ordinary Income	$657,363	$102,110
Total Distributions Paid	$657,363	$102,110

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

The Board of Directors of the Funds have an audit committee and a nominating committee. The audit committee consults with the independent auditors for the Funds on matters pertaining to their audits of the Funds’ annual financial statements, and approves all audit and non-audit services to be provided by the independent auditors. The audit committee has adopted a written charter, which is available upon request. The audit committee consists of Jay Loewi (Chair), Patrick J. Quinn and Jeffrey B. Sauer, none of whom is an “interested” person of the Funds. Jay Loewi has been determined by the Board to be an audit committee financial expert.

The nominating committee considers and recommends nominees for directors to the Board to fill vacancies and for election and re-election as and when required. All nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee has not established any specific, minimum qualifications or standards for director nominees. The nominating committee will generally not consider any director candidates recommended by shareholders. The nominating committee has adopted a written charter, which is available upon request. No policy or procedure has been established as to the recommendation of director nominees by shareholders, except that nominations of directors who are not “interested persons” of the Funds must be made and approved by the nominating committee. The nominating committee consists of Jeffrey B. Sauer (Chair), Jay Loewi and Patrick J. Quinn.

The Funds’ Statement of Additional Information includes additional information about the directors of the Company and is available, without charge, at www.wiscap.com or upon request, by calling 1-866-987-7888.

2.    QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended March 31, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Plumb Balanced Fund	65.90%
Plumb Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended March 31, 2008, was as follows:

Plumb Balanced Fund	64.90%
Plumb Equity Fund	100.00%

PLUMB FUNDS
Additional Information (Unaudited)

1.	ADDITIONAL DISCLOSURE REGARDING FUND DIRECTORS AND OFFICERS

Name, Address and Age	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director

Independent Directors:

Patrick J. Quinn	Director	Since	President and Chairman	National
Birth date:		2007	of the Board of Ayres	Presto
September 13, 1949			Associates (professional	Industries
			civil engineering firm)	since May
			since April 2000.	2001.

Jay Loewi	Director	Since	CEO of the QTI Group since	None.
Birth date:		2007	November of 2007; prior
March 1, 1957			thereto, President of QTI
Group of Companies since
1992.

Jeffrey B. Sauer	Director	Since	Assistant to the	None.
Birth date:		2007	Commissioner of Western
March 10, 1943			Collegiate Hockey
Association since 2002.

Interested Directors and Officers:

Thomas G. Plumb(2)	Director,	Since	President of Wisconsin	None.
Birth date:	President	2007	Capital Management, LLC
July 29, 1952	and Chief		since January, 2004; CEO of
	Executive		Plumb Trust Company; Vice
	Officer		President of Thompson Plumb
and Associates (investment
advisor) until March, 2005.

Timothy R. O’Brien	Chief	Since	Principal, Vice President and	None.
Birth date:	Financial	2007	Portfolio Manager for
June 8, 1959	Officer and		Wisconsin Capital
	Treasurer		Management, LLC since
2004; prior thereto, Portfolio
Manager and Research
Analyst for Wisconsin Capital
Management, LLC.

PLUMB FUNDS
Additional Information (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Wisconsin Capital Funds, Inc.	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director
Connie M. Redman	Chief	Since	Vice President, Chief	None.
Birth date:	Compliance	2007	Compliance Officer and
February 27, 1966	Officer		Corporate Secretary of
Wisconsin Capital
Management, LLC since
March, 2008; Vice President,
Chief Compliance Officer,
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital Management,
LLC since October, 2005; Vice
President, Human Resources
Manager and Corporate
Secretary of Wisconsin Capital
Management, LLC from
January, 2004 through
October, 2005; prior thereto
Human Resources Manager
and Corporate Secretary of
Wisconsin Capital
Management, LLC.

Donna M. Baker	Secretary	Since	Controller and Human	None.
Birth date:		2007	Resource Manager
March 16, 1964			of Wisconsin Capital
Management, LLC since
March 2008; Controller of
Wisconsin Capital Management,
LLC August 2004 to March 2008;
Director of Finance of Madison
Country Day School January
2002 to July 2004.

(1)
Officers of the Funds serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Funds serve a term of indefinite length until their resignation or removal, and stand for re-election by shareholders as and when required under the 1940 Act.

(2)	Thomas G. Plumb is an “interested person” of the Funds by virtue of his positions with the Funds and the Advisor.

WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1200 John Q. Hammons Drive
Madison, WI 53717
Telephone: (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI 53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS
Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)*     /s/ Thomas G. Plumb
                                                                        Thomas G. Plumb, President

Date       11/25/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Thomas G. Plumb
                                                                        Thomas G. Plumb, President

Date     11/25/2008

By (Signature and Title)*        /s/ Timothy R. O’Brien
                                                                          Timothy R. O’Brien, Treasurer

Date     11/25/2008

* Print the name and title of each signing officer under his or her signature.